Inventories, net	12 Months Ended
Dec. 31, 2025
Inventories, net
Inventories, net

6.    Inventories, net

	As of December 31,
	2024	2025
	US$	US$

Raw materials	18,665	23,877
Work in process	3,535	3,275
Finished goods	6,580	6,875
Low value consumables and spare parts	244	324
Inventories, gross	29,024	34,351
Less: inventory write-downs	(5,184)	(3,408)
Total inventories, net	23,840	30,943

As a result of the net impact of current year provision and sales or uses of inventories with reserve, the inventory write-downs net decreased by US$13, US$1,031 and US$1,863 for the years ended December 31, 2023, 2024 and 2025 respectively.